As filed with the Securities and Exchange Commission on February 19, 2014

1933 Act File No. 333-28697

1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 147	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 148	☒

(Check appropriate box or boxes.)

Direxion Funds

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Exact name of Registrant as Specified in Charter)

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl Rafferty Asset Management, LLC 1301 Avenue of the Americas (6th Avenue) 35th Floor New York, NY 10019	Eric S. Purple K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 146 to the Registrant’s registration statement on January 31, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 147 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 147 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 19, 2014.

DIREXION FUNDS

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 147 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty* Lawrence C. Rafferty	Chairman of the Board	February 19, 2014

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	February 19, 2014

/s/ John Weisser* John Weisser	Trustee	February 19, 2014

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chief Executive Officer and Chief Investment Officer	February 19, 2014

/s/ Eric W. Falkeis* Eric W. Falkeis	President	February 19, 2014

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Financial Officer and Assistant Secretary	February 19, 2014

*By:	/s/ Angela Brickl

Attorney-In Fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 138 to the Trust’s Registration Statement filed with the SEC on September 3, 2013.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE